GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)
Changes in carrying amount of goodwill
Balance at the beginning of the period, Gross Amount	66,650	65,988	44,344
Balance at the beginning of the period, Accumulated Impairment Loss	(1,808)	(1,808)	(1,808)
Balance at the beginning of the period, Net Amount	64,842	64,180	42,536	10,421
Increase in goodwill related to acquisitions		662	21,644
Impairment losses recognized	(188)	0	0
Balance at the end of the period, Gross Amount	66,650	66,650	65,988
Balance at the end of the period, Accumulated Impairment Loss	(1,996)	(1,808)	(1,808)
Balance at the end of the period, Net Amount	64,654	64,842	64,180	$ 10,421